Dreyfus BASIC California Municipal Money Market Fund
_______________________________________
Letter to Shareholders

Dear Shareholder:

    We are pleased to provide you with this report on the Dreyfus BASIC California Municipal Money Market Fund. Effective November 20, 1995, the Dreyfus/Laurel California Tax-Free Money Fund changed its name to the Dreyfus BASIC California Municipal Money Market Fund. The Fund was restructured to be similar to other Dreyfus "BASIC" money market funds. Also effective November 20, 1995, the Fund entered into a new Investment Management Agreement with the Dreyfus Corporation, terminated its .25% Rule 12b-1 Plan for its then existing Investor shares and eliminated its separate "Investor" and "Class R" class designations and became a single class fund without a separate class designation.

    For its semi-annual reporting period ended December 31, 1995, your Fund produced an annualized yield of 3.33% per share. The annualized yield figure represents the Investor shares for the period July 1, 1995 through November 20, 1995 and the single class for November 20, 1995 through December 31, 1995. Income dividends of approximately $.033 per share were paid during the period. Reinvesting these dividends and calculating the effect of compounding resulted in an annualized effective yield of 3.38%.* These dividends were exempt from Federal and State of California personal income taxes, although some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

The Economy

    Evidence that economic activity remained sluggish and that inflation continued to be under control moved the Federal Reserve Board to further ease the Federal Funds rate in December. (The Federal Funds rate is the rate at which the nation's banks borrow money from each other and all other short-term rates are based on it.) This was the second reduction for this important short-term rate in 1995, the first occurring in July. The latest 25 basis-point reduction in December put the rate at 5.50%. Major incentives for this additional reduction were the inflation report in November _ the Consumer Price Index was flat for the first time in 41/2 years _ and the generally slow rate of economic growth. As it did in July, the Federal Reserve left unchanged the discount rate _ the rate at which the Federal Reserve lends to member banks. The discount rate remained at 5.25% throughout 1995.

    Signs of economic slowdown increased during the latter half of the year. Weakening retail sales and very modest industrial production lent credence to fears about the possibility of recession. Consumer spending was inhibited last year by the slow rate of new job creation, sluggish growth in wages and salaries, and the continued spread of corporate cost-related layoffs. The lethargic pace of consumer spending last year culminated in one of the worst holiday sales periods since the business slump in 1990-1991, despite steep price markdowns by retailers.

    Industrial production climbed modestly during the year. By November, the nation's factories operated at only 83.1% of capacity, down for the third consecutive month. This was a reflection of weakening demand and further evidence of the diminishing pressure to raise prices. Furthermore, inventories built up by year-end, another sign of slackening demand.

    The political stalemate in Washington over the balanced budget adds additional uncertainty to the economy; ultimately an accord will be reached and fiscal policy will likely be a restraining force on the economy. As we go forward without a final budget agreement, reductions in annually appropriated spending will tend to retard the economy. With an agreement, the combination of cuts in appropriations and other spending reductions should have the same effect.

    There are strong indications that inflation is under control. Until midyear 1995, fear of inflation was the overriding concern of the Federal Reserve. Now the focus seems to have shifted to actions designed to avoid recession.

Market Environment/Portfolio Activity

    Short-term interest rates fell in response to the Federal Reserve's reduction of the Federal Funds rate in December. The yield on one-year tax exempt securities fell approximately 50 basis points to end the year at 3.5%. Demand for tax exempt money market instruments remained strong throughout the fourth quarter as money market funds experienced positive cash contributions from investors.

    The weighted average maturity of the Fund on 12/31/95 was about 30 days. Fund redemptions resulted in a reduction of the average maturity from about 64 days on 7/1/95, the beginning of the reporting period. The significant position in variable rate securities (62.9% of total assets at year-end) allowed the Fund to benefit from the high returns available from the short maturity sector of the money market yield curve.

    The California economy continues to grow and the unemployment rate declined to 7.7% by year-end 1995, compared to the unemployment rate average of 8.6% throughout 1994. The improving economy bolstered state cash balances beyond required liquidity levels and thus avoided any mandated cuts in state spending.

    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.

                                        Very truly yours,

  [Angela M. Deni signature logo]
                                        Angela M. Deni
                                        Portfolio Manager
January 16, 1996
New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
Statement of Investments                        December 31, 1995 (Unaudited)

                                                                                              Principal
Tax Exempt Investments_100.0%                                                                  Amount           Value
______________________________________                                                         ______           ______
Anaheim Housing Authority, MFHR, VRDN (Bel Age Project)
    5.10%, Series A (LOC; Federal National Mortgage Association) (a,b)......               $   600,000     $   600,000
Bay Area Government Association, LR, VRDN (Pooled Project)
    4.70% (LOC; National Westminster Bank) (a,b)............................                   190,000         190,000
Brea Redevelopment Agency, Sub Tax Allocation, Prerefunding
    (Redevelopment Project Area AB) 8.356%, 9/15/96.........................                   300,000         316,962
California Educational Facilities Authority, Revenue, Prerefunding:
    (Institutional Technology Project)
      8.625%, 1/1/96 (Escrowed in; U.S. Treasury Securities)................                   200,000         204,000
    (Santa Clara University Project)
      9.125%, 2/1/96 (Escrowed in; U.S. Treasury Securities)................                 1,200,000       1,228,702
California Health Facilities Finance Authority, Revenue:
    (Good Samaritan Health Systems)
      3.50%, Series A, 2/1/96 (LOC; Bank of America) (b)....................                   735,000         735,000
    VRDN:
      (Catholic Health Care):
        4.85%, Series B (Insured; MBIA and SBPA; Morgan Guaranty Trust Co.) (a).               200,000         200,000
        4.85%, Series C (Insured; MBIA and Liquidity Facility; Morgan
          Guaranty Trust Co.) (a)...........................................                   300,000         300,000
      (Granada Hills Community) 5.15%, Series C (LOC; Mitsubishi Bank) (a,b)                   400,000         400,000
      Refunding (Memorial Health Services) 4.90% (a)........................                 1,200,000       1,200,000
      (Sutter Health) 4.80%, Series A (LOC; Morgan Guaranty Trust Co.) (a,b)                   800,000         800,000
California Housing Finance Agency, Multi-Family Revenue, Refunding, VRDN
    5%, Series C (LOC; Federal National Mortgage Association) (a,b).........                   100,000         100,000
California Pollution Control Financing Authority:
    IDR, VRDN (Southdown Inc.) 4.20% (LOC; Societe Generale) (a,b)..........                   300,000         300,000
    PCR:
      (Champlin Petroleum Union Pacific)
        4.55%, 6/1/96 (LOC; Union Pacific Railroad) (b).....................                 1,150,000       1,150,000
      Refunding:
        CP (Pacific Gas and Electric)
          3.45%, Series E, 1/18/96 (LOC; Morgan Guaranty Trust Co.) (b).....                   800,000         800,000
        VRDN:
          (Shell Oil Co. Project) 4.75% (a).................................                   100,000         100,000
          (Shell Oil Co. Project) 4.75%, Series A (a).......................                   300,000         300,000
          (Shell Oil Co. Project) 4.75%, Series C (a).......................                   500,000         500,000
    RRR, VRDN:
      (Burney Forest Produce Project)
        5%, Series A (LOC; National Westminster Bank) (a,b).................                 1,800,000       1,800,000
      (Delano Project) 5.10% (LOC; ABN-Amro Bank) (a,b).....................                   400,000         400,000
      Refunding:
        (Ultra Power Malaga) 5.15%, Series A (LOC; Bank of America) (a,b)...                   200,000         200,000
        (Ultra Power Rocklin) 5.15%, Series A (LOC; Bank of America) (a,b)..                   600,000         600,000
California Statewide Communities Development Corporation, Revenue, VRDN:
    (Karcher Property Project) 4.90%, Series C (LOC; Bayerische Vereinsbank) (a,b)           1,000,000       1,000,000
    (Johanson Project)
      4.90%, Series E (LOC; California State Teacher Retirement System) (a,b).                 300,000         300,000
    (Tri-Valley) 3.35%, Series F (LOC; ABN-Amro Bank) (a,b).................                   300,000         300,000

Dreyfus BASIC California Municipal Money Market Fund
_______________________________________
Statement of Investments (continued)             December 31, 1995 (Unaudited)

                                                                                            Principal
Tax Exempt Investments (continued)                                                            Amount          Value
______________________________________                                                         ______         ______
Concord, MFMR, VRDN (Crossroads)
    5%, Series B (LOC; Federal National Mortgage Association) (a,b).........               $   200,000     $   200,000
Contra Costa Transportation Authority, Sales Tax Revenue, VRDN
    4.50%, Series A (Insured; FGIC) (a).....................................                   500,000         500,000
East Bay Municipal Utility District, Water Systems Revenue, Refunding,
  Prerefunding
    7%, 3/1/96 (Escrowed in; U.S. Treasury Bills)...........................                   700,000         717,800
Foothill Eastern Transportation Corridor Agency, Toll Road, VRDN
    4.80%, Series C (LOC; Credit Suisse) (a,b)..............................                 1,200,000       1,200,000
Huntington Park Redevelopment Agency, Revenue
    (Huntington Park Persons Storage II)
    4.05%, 12/1/96 (LOC; Sanwa Bank) (b)....................................                   440,000         440,000
Long Beach, Harbor Revenue, CP
    3.65%, Series A, 2/9/96 (Line of Credit; Canadian
    Imperial Bank of Commerce) (a)..........................................                 1,000,000       1,000,000
Los Angeles County, TRAN 4.50%, 7/1/96 (LOC: Bank of America, Credit Suisse,
    Morgan Guaranty Trust Co., Swiss Bank Corp., Union Bank of Switzerland and
    West Deutsche Landesbank) (b)...........................................                   500,000         501,675
Los Angeles County Community Development Commission, COP, VRDN
    (Willowbrook Project)
    4.85% (LOC; Wells Fargo Bank) (a,b).....................................                 1,300,000       1,300,000
Los Angeles County Metropolitan Transportation Authority, Revenue, RAN
    5%, Series A, 4/25/96 (LOC; Swiss Bank Corp.) (b).......................                 1,000,000       1,002,313
Los Angeles Multi-Family Revenue, VRDN (Masselin Manor)
    4.80% (LOC; Bank of America) (a,b)......................................                   300,000         300,000
Los Angeles Regional Airports Improvement Corporation, LR, VRDN:
    (American Airlines) 4.95%, Series C (LOC; Wachovia Bank Of Georgia) (a,b)                  300,000         300,000
    (Los Angeles International-LAX) 4.95% (LOC; Societe Generale) (a,b).....                 1,000,000       1,000,000
Metropolitan Water District, CP 3.40%, Series B, 2/9/96
    (Liquidity Facility; Westdeusche Landesbank)............................                   800,000         800,000
Moorpark, Multi-Family Revenue, VRDN (LeClub Apartments Project)
    4.80%, Series A (LOC; Citibank) (a,b)...................................                   500,000         500,000
Newport Beach, Revenue, VRDN (Hoag Presbyterian Memorial Hospital)
    4.90% (SBPA; Credit Suisse) (a).........................................                   300,000         300,000
Palm Springs Community Development Agency, COP, VRDN (Headquarters Hotel)
    4.80% (LOC; Citibank) (a,b).............................................                   400,000         400,000
Regional Airports Improvement Corporation, Terminal Facilities Completion
    Revenue,
    VRDN (Los Angeles International Airport) 5.10% (LOC; Societe Generale) (a,b)               200,000         200,000
Rincon Del Diablo Municipal Water District, COP (Rincon Public Facilities
    Corp.)
    3.90%, 2/1/96 (LOC; Fuji Bank) (b)......................................                   675,000         675,000
Sacramento County, COP, VRDN (Administration Center and Court House Project)
    4.75% (LOC; Union Bank of Switzerland) (a,b)............................                   500,000         500,000
Sacramento Municipal Utilities District, CP
    3.55%, Series H, 1/12/96 (LOC: Bank of America and Morgan Guaranty Trust
    Co.) (b) ...............................................................                   900,000         900,000
San Diego County, MFHR, VRDN (Nationwide)
    5%, Series C (LOC; Federal National Mortgage Association) (a,b).........                   100,000         100,000
San Diego Housing Authority, MFHR, VRDN (Market Street Square Project)
    5.25%, Series G (LOC; Barclays Bank) (a,b)..............................                   335,000         335,000

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
Statement of Investments (continued)            December 31, 1995 (Unaudited)

                                                                                            Principal
Tax Exempt Investments (continued)                                                            Amount          Value
______________________________________                                                        ______          ______
San Francisco City and County Housing Authority, MFHR, VRDN (737 Post Project)
    4.95%, Series D (LOC; Banque Nationale DeParis) (a,b)...................               $   200,000     $   200,000
Southern Public Power Authority, Revenue, Refunding, VRDN (Transmission
  Project)
    4.75% (Insured; AMBAC and LOC; Swiss Bank Corp.) (a,b)..................                   200,000         200,000
Stockton, MFHR, VRDN (Mariners Pointe Association)
    4.90%, Series A (LOC; Bank of America) (a,b)............................                   500,000         500,000
                                                                                                                ______
TOTAL INVESTMENTS (cost $28,096,657)........................................                               $28,096,452
                                                                                                                ======

Summary of Abbreviations
_______________________________________________________
AMBAC          American Municipal Bond Assurance Corporation         MFHR        Multi-Family Housing Revenue
COP            Certificate of Participation                          MFMR        Multi-Family Mortgage Revenue
CP             Commercial Paper                                      PCR         Pollution Control Revenue
FGIC           Financial Guaranty Insurance Company                  RAN         Revenue Anticipation Notes
IDR            Industrial Development Revenue                        RRR         Resources Recovery Revenue
LOC            Letter of Credit                                      SBPA        Standby Bond Purchase Agreement
LR             Lease Revenue                                         TRAN        Tax and Revenue Anticipation Notes
MBIA           Municipal Bond Investors Assurance                    VRDN        Variable Rate Demand Notes
                 Insurance Corporation

Summary of Combined Ratings
________________________________________________________
Moody's                          or                         Standard & Poors's               Percentage of Value
____                                                        _________                         __________
VMIG1/MIG1, P1 (c)                                          SP1+/SP1, A1+/A1 (c)                     85.7%
Aaa/Aa (d)                                                  AAA/AA (d)                               14.3
                                                                                                      ___
                                                                                                    100.0%
                                                                                                      ===

Notes to Statement of Investments:
______________________________________-
(a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
(b) Secured by letters of credit. At December 31, 1995, 72.6% of the Fund's net assets are backed by letters of credit issued by domestic banks, foriegn banks, government agencies and corporations, of which Bank of America provided letters of credit to 10.1% of the Fund's net assets.
(c) P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
(d) Notes which are not MIG or SP rated are represented by bond ratings of the issuers.

                   See notes to financial statements.

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
Statement of Assets and Liabilities             December 31, 1995 (Unaudited)

ASSETS:
    Investments in securities, at value (cost $28,096,657)-see Statement of
      Investments ..........................................................                            $28,096,452
    Interest receivable.....................................................                                228,934
    Other receivable........................................................                                    254
                                                                                                         28,325,640
                                                                                                             ______
LIABILITIES:
    Due to The Dreyfus Corporation_Note 2(a)...............................          $ 11,690
    Cash overdraft due to Custodian.........................................           156,529
    Trustees' fee payable...................................................             1,871              170,090
                                                                                          ____               ______
NET ASSETS..................................................................                            $28,155,550
                                                                                                             ======

REPRESENTED BY:
    Paid-in capital.........................................................                            $28,155,357
    Accumulated undistributed investment income-net.........................                                    398
    Accumulated gross unrealized (depreciation) on investments..............                                   (205)
                                                                                                             ______
NET ASSETS at value applicable to 28,155,152 shares outstanding
    (unlimited number of shares of Beneficial Interest authorized)..........                            $28,155,550
                                                                                                             ======
NET ASSET VALUE, offering and redemption price per share
    ($28,155,550 / 28,155,152 shares of Beneficial Interest outstanding)....                                  $1.00
                                                                                                                ===

                  See notes to financial statements.

Dreyfus BASIC California Municipal Money Market Fund
_______________________________________
Statement of Operations         six months ended December 31, 1995 (Unaudited)

INVESTMENT INCOME:
  Interest Income.........................................................                                 $429,594
  Expenses:
    Investment management fee_Note 2(a)....................................         $40,663
    Distribution fee_Note 2(b).............................................          13,250
    Trustees' fees and expenses_Note 2(c)..................................           1,127
                                                                                       ____
      Total Expenses........................................................          55,040
    Less_reduction in management fee
     due to undertakings_Note 2(a).........................................           2,332
                                                                                       ____
      Net Expenses..........................................................                                 52,708
                                                                                                               ____
      INVESTMENT INCOME_NET................................................                                376,886

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
    Net realized gain on investments_Note 3................................         $   782
    Net unrealized (depreciation) on investments............................            (205)
                                                                                       ____
      NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS.......................                                    577
                                                                                                               ____
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                               $377,463
                                                                                                               ====

                    See notes to financial statements.

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
Statement of Changes in Net Assets

                                                                                     Six Months Ended       Year Ended
                                                                                    December 31, 1995         June 30,
                                                                                       (Unaudited)             1995*
                                                                                        _________              ______
OPERATIONS:
    Investment income_net............................................                 $   376,886          $   842,212
    Net realized gain on investments..................................                         782                   6
    Net unrealized (depreciation) on investments for the period.......                        (205)               _
                                                                                            ______              ______
      Net Increase In Net Assets Resulting From Operations............                     377,463              842,218
                                                                                            ______              ______

DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income_net:
      Investor shares.................................................                    (252,444)            (468,028)
      Class R shares..................................................                    (124,044)            (374,184)
    Net realized gain on investments:
      Investor shares..................................................                       (549)                _
                                                                                            ______              ______
        Total Dividends...............................................                    (377,037)            (842,212)
                                                                                            ______              ______

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold:
      Investor shares.................................................                  29,381,337           32,912,720
      Class R shares..................................................                  14,319,111           32,480,825
    Dividends reinvested:
      Investor shares.................................................                     210,324              462,650
      Class R shares..................................................                      65,137              265,428
    Cost of shares redeemed:
      Investor shares.................................................                 (16,974,470)         (35,007,105)
      Class R shares..................................................                 (21,813,892)         (35,063,063)
                                                                                            ______              ______
        Increase (Decrease) In Net Assets From Beneficial
          Interest Transaction........................................                   5,187,547           (3,948,545)
                                                                                            ______              ______
          Total Increase (Decrease) In Net Assets.....................                   5,187,973           (3,948,539)

NET ASSETS:
    Beginning of period...............................................                  22,967,577           26,916,116
                                                                                            ______              ______
    End of period (including undistributed investment income_net;
      $398 at December 31, 1995)......................................                 $28,155,550          $22,967,577
                                                                                            ======              ======

_________
* On October 17, 1994, the Trust shares were redesignated Class R shares.

                See notes to financial statements.

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
Financial Highlights

    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                          Investor shares
                                              ____________________________________________________________________________
                                                Six Months
                                                  Ended         Year       Period
                                               December 31,     Ended       Ended            Year Ended November 30,
                                                   1995        June 30,    June 30,    __________________________________
                                                (Unaudited)    1995(4)    1994(1)(2)   1993(1)(3)     1992(1)      1991(1)
                                                  ______        ____        _____        _____         ___           ___
PER SHARE DATA:
    Net asset value, beginning of period          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     ___          ___          ___          ___          ___          ___
    Investment Operations;
    Investment income_net..............           0.016        0.031        0.012        0.023        0.031        0.046
                                                     ___          ___          ___          ___          ___          ___
    Distributions;
    Dividends from investment income_net         (0.016)      (0.031)      (0.012)      (0.023)      (0.031)      (0.046)
                                                     ___          ___          ___          ___          ___          ___
    Net asset value, end of period......          $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                     ===          ===          ===          ===          ===          ===

TOTAL INVESTMENT RETURN..................           3.27%(5)     3.10%        1.25%        2.41%        3.10%        4.65%

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets          .52%(5)      .60%         .47%(5)      .32%         .32%         .32%
    Ratio of net investment income to
      average net assets.................           3.30%(5)     3.07%        2.11%(5)     2.40%        3.03%        4.57%
    Decrease reflected in above expense ratios
      due to undertakings by Manager.....            .03%(5)                   .38%(5)      .76%         .51%        .46%
    Net Assets, end of period
      (000's Omitted)....................        $28,156      $15,538      $17,170      $15,490      $26,987      $27,831

__________-
(1) On February 1, 1993 existing shares of the Fund were designated the Retail Class and the Fund began offering the Institutional Class and Investment Class of shares. Effective April 4, 1994 the Retail and Institutional Classes were reclassified as a single class of shares known as Investor shares. The Financial Highlights for the year ended June 30, 1995 are based upon an Investor share outstanding. The amounts shown for the period ended June 30, 1994 were calculated using the performance of a Retail share outsanding from December 1, 1993 to April 3, 1994, and the performance of an Investor share outstanding from April 4, 1994 to June 30, 1994. The Financial Highlights for the year ended November 30, 1993 and prior periods are based upon a Retail share outstanding.
(2) The Fund changed its fiscal year end to June 30. Prior to this, the Fund's fiscal year end was November 30. Prior to April 4, 1994, The Boston Company Advisors, Inc. served as the Fund's investment adviser. From April 4, 1994 through October 16, 1994, Mellon Bank, N.A., served as the Fund's investment manager.
(3) The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for this period since use of the undistributed net investment income method did not accord with results of operations.
(4) Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.
(5) Annualized.

                       See notes to financial statements.

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
Financial Highlights (continued)

    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                             Class R shares(8)
                                                     ________________________________________________________________
                                                     Six Months Ended     Year Ended    Period Ended     Period Ended
                                                     December 31, 1995     June 30,        June 30,       November 30,
PER SHARE DATA:                                         (Unaudited)        1995(2)        1994(1)(3)       1993(1)(4)
                                                         _______-           ____           _____-            _____
    Net asset value, beginning of period                   $ 1.00          $ 1.00           $ 1.00          $ 1.00
                                                              ___             ___              ___             ___
    Investment Operations;
    Investment income-net...............                    0.013           0.033(5)         0.013(5)        0.020(5)
                                                              ___             ___              ___             ___
    Distributions;
    Dividends from investment income-net                   (0.013)         (0.033)          (0.013)         (0.020)
                                                              ___             ___              ___             ___
    Net asset value, end of period......                      _           $ 1.00           $ 1.00          $ 1.00
                                                              ===             ===              ===             ===

TOTAL INVESTMENT RETURN.................                      _             3.35%            1.31%           1.98%

RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                   .35%(6)         .35%(7)          .29%(6)(7)      .28%(6)(7)
    Ratio of net investment income to
      average net assets................                     3.40%(6)        3.32%            2.29%(6)        2.13%(6)
    Net Assets, end of period (000's Omitted)                 _           $7,430           $9,747          $6,408

________-
(1) The Fund commenced selling Investment Class shares on February 1, 1993. Effective April 4, 1994 the Investment Class was reclassified as the Trust shares. Effective October 17, 1994 Trust shares were redesignated Class R shares. The table above is based upon an Investment Class share outstanding from February 1, 1993 to April 3, 1994 and a Trust share outstanding from April 4, 1994 to October 16, 1994.
(2) Effective October 17, 1994, The Dreyfus Corporation began serving as the Fund's investment manager.
(3) The Fund changed its fiscal year end to June 30. Prior to this, the Fund's fiscal year end was November 30. Prior to April 4, 1994, The Boston Company Advisors, Inc., served as the Fund's investment adviser. From April 4, 1994, through October 16, 1994, Mellon Bank, N.A., served as the Fund's investment manager.
(4) The per share amounts have been calculated using the monthly average shares method, which more appropriately presents per share data for the period since use of the undistributed net investment income method did not accord with results of operations.
(5) Net investment income per share before waiver of fees and reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the periods ended June 30, 1994 and November 30, 1993 were $0.011 and $0.013, respectively.
(6) Annualized.
(7) Annualized expense ratios before voluntary waiver of fees and reimbursement of expenses by the investment adviser and/or custodian and/or transfer agent for the periods ended June 30, 1994 and November 30, 1993 were 0.67% and 1.03%, respectively.
(8) Effective November 21, 1995, the Fund converted to a single Class Fund, with the existing R shares converted into Investor shares.

                       See notes to financial statements.

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1_Significant Accounting Policies:

    The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company and operates as a series company currently offering seven series including the Dreyfus BASIC California Municipal Money Market Fund (the "Fund"). The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon Bank").

    Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc.

    On July 26, 1995, the Fund's Trustees approved a change to the Fund's name, effective November 20, 1995, from "Dreyfus/Laurel California Tax-Free Money Fund" to "Dreyfus BASIC California Municipal Money Market Fund."

    Prior to November 21, 1995, the Fund was authorized to issue two classes of shares: Investor shares and Class R shares. Investor shares are sold primarily to retail investors and bear a distribution fee. Class R shares are sold primarily to bank trust departments and other financial service providers (including Mellon Bank and its affiliates) acting on behalf of customers having a qualified trust or investment account or relationship at such institution, and bear no distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution fee and voting rights on matters affecting a single class. The Fund currently offers Investor shares only. Effective November 21, 1995, the Fund converted to a single Class Fund, with the existing R shares converted into Investor shares.

    Investment Income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

    (a) Portfolio Valuation: Investments are valued at amortized cost in accordance with 2a-7 of the Investment Company Act of 1940, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

    It is the Fund's policy to maintain a continuous net asset value per share of $1.00 for the Fund; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.

    (b) Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

    (c) Distributions to Shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

    (d) Federal Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

    The Fund has an unused capital loss carryover of approximately $233 available for Federal income tax purposes to be applied against future net securities profits, if any realized subsequent to June 30, 1995. If not applied, the carryover expires in fiscal 2000.

    At December 31, 1995, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2_Investment Management Fee and Other Transactions With Affiliates:

    (a) Investment Management Fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the Fund. The Manager also directs the investments of the Fund in accordance with its investment objective, policies and limitations. For these services, the Fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the Fund's average daily net assets. The Manager has undertaken through November 19, 1996 to limit its unitary fee to
 .35 of 1% of the Fund's average daily net assets excluding certain fees outlined below. Out of its fee, the Manager pays all of the expenses of the Fund except brokerage fees, taxes, interest, Rule 12b-1 distribution fees and expenses, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the Fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel). The reduction in management fee, pursuant to the undertakings, amounted to $2,332 for the six months ended December 31, 1995.

    (b) Distribution Plan: The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act relating to its Investor shares. Under the Plan, the Fund may pay annually up to .25% of the value of the average daily net assets attributable to its Investor shares to compensate the Distributor and Dreyfus Service Corporation, an affiliate of the Manager, for shareholder servicing activities and the Distributor for activities primarily intended to result in the sale of Investor shares. The Class R shares bear no distribution fee. For the six months ended December 31, 1995, the distribution fee for the Investor shares was $13,250.

    Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of majority of those Trustees who are not "interested persons" of the

Dreyfus BASIC California Municipal Money Market Fund
______________________________________-
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Investment Company and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

    (c) Trustees' Fees: Each trustee who is not an "interested person" as defined in the Act receives $27,000 per year, $1,000 for each Board meeting attended and $750 for each Audit Committee attended and is reimbursed for travel and out-of-pocket expenses. These expenses are paid in total by the following funds: the Dreyfus/Laurel Funds, Inc., The Dreyfus/Laurel Tax-Free Municipal Funds, and the Dreyfus/Laurel Funds Trust. In addition the Chairman of the Board receives an annual fee of $75,000 per year. These fees and expenses are charged and allocated to each series based on net assets.

    (d) Concentration of Risk: The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of municipal obligations held by the Fund.

[Dreyfus lion "d" logo]
Dreyfus
Basic California
Municipal Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Trust
One Cabot Road
Medford, MA 02155

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903


Further information is contained in the Prospectus, which must precede or accompany this report.



Printed in U.S.A.                       307/707SA9512
[Dreyfus logo]

Dreyfus BASIC
California Municipal
Money Market Fund

Semi-Annual
Report

December 31, 1995